                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                           PLATINUM INVESTOR SURVIVOR
                         LAST SURVIVOR FLEXIBLE PREMIUM
                         VARIABLE LIFE INSURANCE POLICY
                      SUPPLEMENT DATED DECEMBER 1, 2000 TO
                       PROSPECTUS DATED NOVEMBER 1, 2000

     Effective November 29, 2000 American General Life Insurance Company ("AGL") is amending the prospectus for the sole purpose of reflecting that the Ayco Large Cap Growth Fund I is available as an investment option under the Policy.

     1. On Page 3 of the prospectus, the paragraph titled "Investment Option currently not available" is deleted in its entirety.

     2. On Page 10 of the prospectus, in the chart titled "The Mutual Funds' Annual Expenses", the information in the chart related only to the Ayco Series Trust is deleted in its entirety and replaced with the following information:

                                  FUND                         OTHER FUND            TOTAL FUND
                               MANAGEMENT                      OPERATING             OPERATING
                              FEES (AFTER                   EXPENSES (AFTER       EXPENSES (AFTER
                                EXPENSE          12B-1          EXPENSE               EXPENSE
NAME OF FUND                 REIMBURSEMENT)      FEES        REIMBURSEMENT)        REIMBURSEMENT)
---------------              --------------      -----      ----------------      ----------------
AYCO SERIES TRUST:/ 2/
Ayco Large Cap Growth Fund I      0.80%                            0.20%               1.00%


     3. On Page 13 of the prospectus, Footnote 2 is deleted in its entirety and replaced with the following footnote:

          /2/Fees and charges for Ayco Series Trust are for fiscal year 2000 and are the fees and charges that the Trust anticipates it will charge.

     4. On page 33 of the prospectus, the 2nd paragraph under "SEPARATE ACCOUNT VL-R" is deleted in its entirety and replaced with the following paragraph:

     For record keeping and financial reporting purposes, Separate Account VL-R is divided into 65 separate "divisions," 41 of which correspond to the 41 variable investment options (other than our declared fixed interest account option). The remaining 24 divisions, and some of these 41 divisions, represent investment options available under other variable life policies we offer. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.